Post-employment benefits for associates - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Top four countries (as a percent)	88.00%
Weighted average duration of defined benefit obligation (in years)	12 years 1 month 6 days	12 years
Defined contribution plans charges	$ 161	$ 153	$ 151
Pension plans
Disclosure of defined benefit plans [line items]
Expected rate of pension increase	0.90%	1.00%
Benefit obligation | United States | Other post-employment benefit plans
Disclosure of defined benefit plans [line items]
Associates covered (as a percent)	98.00%